UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: July 31, 2015

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JULY 31, 2015 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 26.5%
	Shares	Value

UNITED STATES — 26.5%
Consumer Discretionary — 8.9%
American Eagle Outfitters	18,900	$335,475
Apollo Education Group, Cl A*	227	2,908
Bed Bath & Beyond*	1,077	70,253
Best Buy	5,041	162,774
Big Lots	700	30,226
Bloomin’ Brands	1,800	41,922
Cabela’s*	200	8,886
CarMax*	4,200	270,942
Carter’s	1,500	152,115
Cheesecake Factory	1,100	63,514
Coach	333	10,389
Comcast, Cl A	1,700	105,978
Darden Restaurants	1,800	132,768
DISH Network, Cl A*	3,300	213,213
Domino’s Pizza	700	79,688
DSW, Cl A	3,500	113,820
Expedia	1,472	178,760
Fossil Group*	2,649	182,119
GameStop, Cl A	2,756	126,363
Gap	778	28,381
Genuine Parts	138	12,275
G-III Apparel Group*	700	50,561
Goodyear Tire & Rubber	206	6,207
GoPro, Cl A*	2,000	124,200
Graham Holdings, Cl B	145	99,986
Home Depot	500	58,515
Jack in the Box	1,700	161,500
Kohl’s	1,332	81,678
Liberty Interactive QVC Group, Cl A*	2,600	75,530
LifeLock*	9,100	72,072
Lions Gate Entertainment	1,900	74,442

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JULY 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Consumer Discretionary — continued
Lowe’s	1,900	$131,784
Macy’s	1,027	70,925
Madison Square Garden, Cl A*	1,300	108,420
Marriott International, Cl A	58	4,211
Netflix*	1,200	137,172
Outerwall	2,900	205,378
PulteGroup	7,370	152,707
Ross Stores	5,500	292,380
Sally Beauty Holdings*	2,000	59,580
Scripps Networks Interactive, Cl A	732	45,809
Sonic	11,900	353,668
Staples	26,785	394,007
Starbucks	500	28,965
Target	1,400	114,590
TEGNA	3,136	91,352
Tupperware Brands	200	11,694
Twenty-First Century Fox, Cl A	770	26,557
Visteon*	1,100	109,483

		5,466,142

Consumer Staples — 0.9%
Archer-Daniels-Midland	3,446	163,409
Cal-Maine Foods	1,200	64,992
Mead Johnson Nutrition, Cl A	1,200	106,068
Nu Skin Enterprises, Cl A	2,900	114,985
Pilgrim’s Pride	5,200	112,528
United Natural Foods*	100	4,553
Wal-Mart Stores	174	12,525

		579,060

Energy — 1.2%
Denbury Resources	19,200	75,648
Marathon Petroleum	700	38,269
Nordic American Tankers	4,000	60,080

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JULY 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Energy — continued
PBF Energy, Cl A	2,300	$72,611
PDC Energy*	700	32,865
RSP Permian*	9,900	245,520
Tesoro	1,500	146,010
US Silica Holdings	300	6,756
Valero Energy	981	64,354

		742,113

Financials — 2.7%
ACE	759	82,557
Allstate	501	34,544
Assurant	587	43,790
Chubb	119	14,795
Discover Financial Services	679	37,895
East West Bancorp	1,400	62,664
First American Financial	1,600	64,928
Genworth Financial, Cl A*	19,200	134,592
Goldman Sachs Group	62	12,714
Intercontinental Exchange	100	22,804
Investors Bancorp	1,400	17,052
Janus Capital Group	6,100	99,918
Moody’s	1,200	132,516
New Residential Investment‡	5,700	89,433
NorthStar Asset Management Group	200	3,664
Signature Bank NY*	900	131,031
Starwood Property Trust‡	1,700	36,992
Texas Capital Bancshares*	1,200	70,728
Travelers	319	33,852
Waddell & Reed Financial, Cl A	1,400	62,874
WisdomTree Investments	14,900	371,010

		1,560,353

Health Care — 2.3%
ABIOMED*	400	30,984

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JULY 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Health Care — continued
Akorn*	300	$13,833
Align Technology*	1,100	68,970
Amgen	117	20,661
Anthem	1,761	271,670
Cardinal Health	68	5,779
Charles River Laboratories International*	900	69,858
Community Health Systems*	3,600	210,636
Edwards Lifesciences*	1,712	260,498
Gilead Sciences	905	106,663
Humana	459	83,579
Insys Therapeutics*	400	17,968
Johnson & Johnson	477	47,800
Kite Pharma*	200	14,554
Ligand Pharmaceuticals*	200	21,652
Medivation*	200	21,066
Molina Healthcare*	1,300	98,059
OPKO Health*	800	13,096
Pfizer	430	15,506
UnitedHealth Group	200	24,280
WellCare Health Plans*	500	40,400

		1,457,512

Industrials — 1.4%
B/E Aerospace	800	38,968
Caterpillar	78	6,133
Cintas	1,300	111,150
Esterline Technologies*	300	26,598
Expeditors International of Washington	2,200	103,114
Knight Transportation	2,200	59,488
L-3 Communications Holdings, Cl 3	392	45,260
MSC Industrial Direct, Cl A	100	7,126
Robert Half International	1,200	66,036

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JULY 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Industrials — continued
Rockwell Collins	500	$42,310
Southwest Airlines	1,055	38,191
Spirit AeroSystems Holdings, Cl A*	2,100	118,230
Textron	500	21,850
TransDigm Group*	400	90,520
United Technologies	200	20,062

		795,036

Information Technology — 5.9%
58.com ADR*	1,200	71,268
Alliance Data Systems*	200	55,008
Apple	1,584	192,139
Brocade Communications Systems	5,000	51,300
Ciena*	5,700	145,065
Cisco Systems	2,610	74,176
Cognizant Technology Solutions, Cl A*	300	18,930
CommScope Holding*	2,600	81,562
Computer Sciences	430	28,135
CoreLogic*	1,600	63,104
Corning	5,784	108,045
CyberArk Software*	2,200	130,086
eBay*	1,200	33,744
Electronic Arts*	663	47,438
EMC	2,591	69,672
FactSet Research Systems	300	49,698
Hewlett-Packard	3,470	105,905
Infinera*	2,700	64,638
Integrated Device Technology*	14,700	280,917
Intel	3,877	112,239
International Business Machines	1,478	239,421
Intuit	200	21,154
Lam Research	119	9,147
Micron Technology*	13,341	246,942
Microsoft	2,401	112,127

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JULY 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Information Technology — continued
NetApp	347	$10,809
NetScout Systems*	1,700	67,796
NVIDIA	2,585	51,571
Oracle	746	29,795
Qlik Technologies*	5,000	202,300
QUALCOMM	462	29,748
SanDisk	145	8,742
SolarWinds*	6,100	243,329
Splunk*	500	34,970
SS&C Technologies Holdings	1,900	129,257
VeriFone Systems*	800	25,744
VeriSign*	514	36,463
Western Digital	1,036	89,158
Western Union	5,989	121,217
Xerox	6,635	73,118
Zebra Technologies, Cl A*	1,300	139,919

		3,705,796

Materials — 2.2%
AK Steel Holding*	19,400	57,230
Berry Plastics Group*	7,300	237,688
Freeport-McMoRan	6,000	70,500
LyondellBasell Industries, Cl A	1,333	125,075
Reliance Steel & Aluminum	1,100	66,660
Royal Gold	1,200	60,504
RPM International	1,400	65,618
Sealed Air	3,500	186,095
Sigma-Aldrich	1,200	167,532
Steel Dynamics	15,300	306,459

		1,343,361

Telecommunication Services — 0.2%
SBA Communications, Cl A*	1,000	120,720

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JULY 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Utilities — 0.8%
CenterPoint Energy	3,000	$58,020
CMS Energy	2,300	78,798
Exelon	800	25,672
NiSource	20,400	356,184
Sempra Energy	100	10,178

		528,852

TOTAL COMMON STOCK (Cost $16,336,767)		16,298,945

FOREIGN COMMON STOCK — 12.1%
ARGENTINA — 0.3%
MercadoLibre	1,600	209,104

AUSTRALIA — 0.6%
AMP	1,622	7,837
Australia & New Zealand Banking Group	1,870	44,670
BHP Billiton	641	12,393
Cochlear	119	7,939
Fortescue Metals Group	36,443	49,413
GPT Group‡	299	1,007
Insurance Australia Group	10,056	43,294
Lend Lease Group	3,888	44,306
Macquarie Group	116	6,965
Mirvac Group‡	1,320	1,824
Stockland‡	2,155	6,695
Suncorp Group	686	7,155
Telstra	29,864	141,671
Woodside Petroleum	271	7,062
WorleyParsons	1,247	8,386

		390,617

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JULY 31, 2015 (Unaudited)

FOREIGN COMMON STOCK — continued
	Shares	Value

BELGIUM — 0.2%
Delhaize Group	1,470	$132,528

BERMUDA — 0.5%
Seadrill	33,400	297,594

CANADA — 1.8%
Bank of Montreal	1,736	96,872
Bank of Nova Scotia	3,714	182,285
Brookfield Asset Management, Cl A	1,163	40,586
Canadian Imperial Bank of Commerce	1,891	135,132
Canadian Solar*	10,800	290,034
lululemon athletica*	1,400	88,004
Magna International	4,550	247,217
Royal Bank of Canada	329	19,184
Shaw Communications, Cl B	1,042	22,109

		1,121,423

CHINA — 0.8%
Autohome ADR*	2,600	100,854
China Construction Bank, Cl H	55,000	44,909
Industrial & Commercial Bank of China, Cl H	72,000	49,596
Youku Tudou ADR*	16,100	312,340

		507,699

DENMARK — 0.1%
Vestas Wind Systems	1,399	76,365

FINLAND — 0.1%
Fortum	318	5,588
Nokian Renkaat	1,547	46,484
UPM-Kymmene	754	13,912

		65,984

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JULY 31, 2015 (Unaudited)

FOREIGN COMMON STOCK — continued
	Shares	Value

FRANCE — 1.1%
BNP Paribas	104	$6,774
Capital Gemini	69	6,596
Casino Guichard Perrachon	1,722	127,863
Cie Generale des Etablissements Michelin	1,172	114,814
Credit Agricole	2,896	45,625
Criteo ADR*	1,200	63,876
Lagardere	1,467	43,847
Orange	1,133	18,584
Peugeot*	1,454	29,135
Publicis Groupe	459	34,752
Safran	430	32,519
Sanofi	121	13,019
Valeo	797	106,349
Vinci	180	11,545
Vivendi	226	5,941

		661,239

GERMANY — 0.0%
Continental	61	13,637
RWE	275	5,723

		19,360

HONG KONG — 0.3%
China Mobile	3,000	39,279
Hang Seng Bank	1,200	24,596
Hong Kong Exchanges and Clearing	200	5,423
Michael Kors Holdings*	3,000	125,970

		195,268

IRELAND — 0.3%
Experian	335	6,283
Seagate Technology	2,902	146,841

		153,124

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JULY 31, 2015 (Unaudited)

FOREIGN COMMON STOCK — continued
	Shares	Value

ISRAEL — 0.2%
Check Point Software Technologies*	600	$48,462
Mellanox Technologies*	1,400	58,870

		107,332

ITALY — 0.1%
Enel	2,573	12,111
Mediaset	10,980	55,639
Pirelli & C.	872	14,461
Tenaris	476	6,007

		88,218

JAPAN — 2.0%
Aisin Seiki	300	12,175
Asahi Kasei	6,000	45,614
Daiwa Securities Group	3,000	23,328
FUJIFILM Holdings	2,300	91,297
Hoya	400	16,938
Isuzu Motors	2,400	33,269
ITOCHU	6,700	82,226
Kobe Steel	28,000	43,378
Konica Minolta	500	6,241
Marubeni	6,000	33,405
Mitsubishi Electric	1,000	10,760
Mitsubishi Materials	8,000	28,983
Mitsui	3,400	44,209
Mizuho Financial Group	27,600	59,661
Nikon	3,900	46,384
Nippon Telegraph & Telephone	1,800	69,184
Nissin Foods Holdings	300	13,531
Nitori Holdings	300	26,942
NOK	2,100	61,593
Oriental Land	500	31,746
Otsuka Holdings	3,400	122,163
Rohm	400	23,173

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JULY 31, 2015 (Unaudited)

FOREIGN COMMON STOCK — continued
	Shares	Value

JAPAN — continued
Shin-Etsu Chemical	300	$17,954
Shionogi	900	35,910
Sony ADR	3,500	99,225
Sumitomo	2,100	23,900
Suzuki Motor	1,300	45,319
Taisei	8,000	47,057
Taisho Pharmaceutical Holdings	100	6,721
Toyota Motor	100	6,659

		1,208,945

LUXEMBOURG — 0.1%
SES	1,366	42,253

NETHERLANDS — 0.1%
Koninklijke Ahold	3,102	61,748

NORWAY — 0.3%
DNB	1,804	29,417
Telenor	2,127	46,662
Yara International	2,459	122,402

		198,481

PERU — 0.3%
Credicorp	1,300	171,470

PORTUGAL — 0.0%
EDP — Energias de Portugal	4,584	16,956

SINGAPORE — 0.1%
Singapore Telecommunications	11,000	32,795

SPAIN — 0.2%
Banco Santander	3,371	23,265
Gas Natural	3,040	66,056

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JULY 31, 2015 (Unaudited)

FOREIGN COMMON STOCK — continued
	Shares	Value

SPAIN — continued
Repsol	363	$6,099

		95,420

SWEDEN — 0.3%
Boliden	1,605	29,638
Electrolux	418	12,021
Investor, Cl B	1,606	61,974
Skanska, Cl B	1,550	32,647
Telefonaktiebolaget LM Ericsson, Cl B	368	3,937
TeliaSonera	7,480	45,478

		185,695

SWITZERLAND — 0.3%
Cie Financiere Richemont	217	18,729
Credit Suisse Group ADR	11	324
Roche Holding	134	38,704
Swiss Life Holding	180	42,509
Swiss Re	684	61,583
Syngenta ADR	432	35,575

		197,424

TAIWAN — 0.1%
Himax Technologies ADR	4,800	34,560

UNITED KINGDOM — 1.9%
3i Group	5,873	50,765
AstraZeneca	897	60,514
BHP Billiton	932	17,211
British American Tobacco	564	33,478
British Land‡	4,247	55,778
Cobham	1,147	4,680
Daily Mail & General Trust, Cl A	1,375	17,242
HSBC Holdings	1,882	17,037
Imperial Tobacco Group	130	6,831
InterContinental Hotels Group	87	3,666

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JULY 31, 2015 (Unaudited)

FOREIGN COMMON STOCK — continued
	Shares/Contracts	Value

UNITED KINGDOM — continued
Kingfisher	11,347	$63,916
Ladbrokes	24,763	44,046
Land Securities Group‡	1,074	21,770
Marks & Spencer Group	6,202	52,688
Next	527	65,757
Noble	8,100	96,795
Persimmon	5,115	163,511
Reckitt Benckiser Group	296	28,424
Segro‡	4,241	29,724
Shire	300	26,611
Sky	3,997	71,158
Standard Chartered	363	5,557
Tate & Lyle	12,038	102,455
Unilever	968	43,944
United Utilities Group	2,050	28,556
Vodafone Group	12,749	48,151
William Hill	2,260	14,290

		1,174,555

TOTAL FOREIGN COMMON STOCK (Cost $7,724,089)		7,446,157

PURCHASED OPTIONS — 0.0%
Eurodollar Future Option, Expires 3/19/2016, Strike Price $97.38*	6	225
Eurodollar Future Option, Expires 3/19/2016, Strike Price $97.50*	6	338

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JULY 31, 2015 (Unaudited)

PURCHASED OPTIONS — continued
	Contracts/Shares	Value

Eurodollar Future Option, Expires 3/19/2016, Strike Price $97.63*	6	$450
Eurodollar Future Option, Expires 3/19/2016, Strike Price $97.75*	19	1,900
Euro-Bund Future Option, Expires 8/22/2015, Strike Price $156.00*	12	1,713

TOTAL PURCHASED OPTIONS (Cost $8,506)		4,626

PREFERRED STOCK — 0.0%
GERMANY — 0.0%
Porsche Automobil Holding (Cost $28,616)	302	22,716

REGISTERED INVESTMENT COMPANIES — 0.3%
Exchange Traded Funds — 0.3%
MSCI Korea TRN Index UCITS ETF	1,790	90,771
MSCI Taiwan Index UCITS ETF	5,550	115,606

TOTAL REGISTERED INVESTMENT COMPANIES (Cost $240,882)		206,377

SHORT-TERM INVESTMENT — 54.9%
SEI Daily Income Trust Government Fund Cl A, 0.020% (A) (Cost $33,813,270)	33,813,270	33,813,270

TOTAL INVESTMENTS— 93.8% (Cost $58,152,130)†		$57,792,091

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JULY 31, 2015 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT FOREIGN COMMON STOCK — (1.0)%
	Shares	Value

BRAZIL — (0.1)%
Itau Unibanco Holding ADR	(4,100)	$(35,588)
Tim Participacoes ADR	(3,700)	(50,357)

		(85,945)

CANADA — (0.1)%
Barrick Gold	(3,000)	(21,180)
Magna International	(1,200)	(65,232)

		(86,412)

CHINA — (0.2)%
SouFun Holdings ADR	(17,000)	(113,390)

FINLAND — 0.0%
Nokia ADR	(500)	(3,525)

MEXICO — (0.4)%
Cemex ADR*	(12,600)	(107,100)
Grupo Televisa ADR	(3,700)	(128,982)

		(236,082)

SPAIN — (0.1)%
Banco Santander ADR	(4,700)	(32,007)

SWITZERLAND — (0.1)%
Garmin	(1,800)	(75,438)

TOTAL FOREIGN COMMON STOCK (Proceeds $696,351)		(632,799)

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JULY 31, 2015 (Unaudited)

COMMON STOCK — (21.9)%
	Shares	Value

UNITED STATES — (21.9)%
Consumer Discretionary — (5.8)%
Abercrombie & Fitch, Cl A	(14,900)	$(299,341)
AMC Networks, Cl A*	(800)	(67,376)
Autoliv	(500)	(52,600)
Burlington Stores*	(1,900)	(104,576)
Carnival	(1,000)	(53,290)
Deckers Outdoor*	(3,100)	(225,928)
Discovery Communications, Cl A*	(900)	(29,718)
Dunkin’ Brands Group	(1,100)	(59,279)
Foot Locker	(1,200)	(84,660)
Ford Motor	(11,000)	(163,130)
GameStop, Cl A	(3,600)	(165,060)
General Motors	(2,800)	(88,228)
Harley-Davidson	(100)	(5,830)
JC Penney*	(15,600)	(128,544)
KB Home	(10,300)	(164,594)
Las Vegas Sands	(5,200)	(291,408)
Lennar, Cl A	(100)	(5,304)
Macy’s	(800)	(55,248)
Mattel	(4,300)	(99,803)
MGM Resorts International*	(10,300)	(202,086)
News, Cl A*	(1,400)	(20,622)
Ralph Lauren, Cl A	(1,400)	(176,246)
Restoration Hardware Holdings*	(600)	(60,876)

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JULY 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Consumer Discretionary — continued
SeaWorld Entertainment	(3,500)	$(60,690)
Tempur Sealy International*	(100)	(7,555)
Tesla Motors*	(600)	(159,690)
Tiffany	(1,000)	(95,700)
Tractor Supply	(600)	(55,512)
Tribune Media, Cl A	(1,100)	(55,539)
TripAdvisor*	(3,800)	(301,644)
Williams-Sonoma	(1,100)	(93,126)

		(3,433,203)

Consumer Staples — (1.0)%
Avon Products	(8,400)	(47,628)
Bunge	(800)	(63,880)
ConAgra Foods	(800)	(35,248)
CVS Health	(1,200)	(134,964)
Kimberly-Clark	(400)	(45,988)
Monster Beverage*	(300)	(46,065)
Procter & Gamble	(500)	(38,350)
Spectrum Brands Holdings	(800)	(84,760)
Sysco	(700)	(25,417)
Walgreens Boots Alliance	(100)	(9,663)

		(531,963)

Energy — (0.5)%
Cameron International*	(300)	(15,138)
Delek US Holdings	(1,700)	(60,639)
Gulfport Energy*	(800)	(26,208)
Halliburton	(100)	(4,179)
HollyFrontier	(1,700)	(82,042)
Pioneer Natural Resources	(100)	(12,677)
QEP Resources	(4,000)	(55,520)
Scorpio Tankers	(5,000)	(53,700)

		(310,103)

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JULY 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Financials — (2.6)%
American Express	(3,600)	$(273,816)
American International Group	(1,400)	(89,768)
Annaly Capital Management‡	(13,800)	(137,310)
Banco Bradesco ADR	(3,700)	(29,378)
CBRE Group, Cl A*	(2,500)	(94,925)
E*TRADE Financial*	(4,200)	(119,364)
Extra Space Storage‡	(200)	(14,704)
First Horizon National	(4,000)	(63,400)
M&T Bank	(300)	(39,345)
MGIC Investment*	(9,200)	(101,844)
Realty Income‡	(1,800)	(86,922)
Senior Housing Properties Trust‡	(300)	(5,181)
Taubman Centers‡	(800)	(59,840)
TD Ameritrade Holding	(3,900)	(143,247)
VEREIT‡	(34,600)	(303,096)

		(1,562,140)

Health Care — (1.0)%
Acadia Healthcare*	(1,000)	(79,780)
Agios Pharmaceuticals*	(100)	(11,018)
Alder Biopharmaceuticals*	(300)	(13,926)
Clovis Oncology*	(200)	(16,886)
CR Bard	(400)	(78,660)
DexCom*	(900)	(76,185)
Edwards Lifesciences*	(300)	(45,648)
Esperion Therapeutics*	(300)	(18,600)
Exact Sciences*	(700)	(16,849)
Exelixis*	(2,600)	(14,898)
HMS Holdings*	(5,200)	(59,904)
Horizon Pharma*	(300)	(11,055)
Novavax*	(1,300)	(15,678)
Pacira Pharmaceuticals*	(300)	(19,926)
Quintiles Transnational Holdings*	(700)	(53,704)

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JULY 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Health Care — continued
West Pharmaceutical Services	(1,100)	$(65,857)

		(598,574)

Industrials — (4.8)%
AGCO	(2,400)	(132,024)
Alaska Air Group	(1,600)	(121,200)
American Airlines Group	(8,300)	(332,830)
Avis Budget Group*	(2,100)	(91,203)
Caterpillar	(200)	(15,726)
Colfax*	(4,500)	(171,630)
Con-way	(2,100)	(81,459)
Hertz Global Holdings*	(1,100)	(18,689)
Hexcel	(1,400)	(72,646)
Jacobs Engineering Group*	(8,100)	(341,172)
Kansas City Southern	(2,300)	(228,137)
KBR	(11,700)	(204,399)
Kirby*	(400)	(28,964)
Lockheed Martin	(100)	(20,710)
Manitowoc	(10,100)	(178,467)
ManpowerGroup	(1,600)	(144,768)
Norfolk Southern	(3,500)	(295,155)
Owens Corning	(300)	(13,455)
Precision Castparts	(300)	(58,476)
Ryder System	(100)	(9,052)
SolarCity*	(5,900)	(342,200)
SPX	(1,600)	(104,656)
Xylem	(300)	(10,359)

		(3,017,377)

Information Technology — (4.5)%
Amphenol, Cl A	(1,000)	(56,410)
Atmel	(11,000)	(91,080)
Cree*	(2,800)	(69,020)
First Solar*	(6,200)	(274,660)

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JULY 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Information Technology — continued
IAC	(1,500)	$(115,890)
Juniper Networks	(12,600)	(358,092)
Lam Research	(800)	(61,496)
Lexmark International, Cl A	(200)	(6,798)
Motorola Solutions	(2,700)	(162,432)
NetApp	(2,500)	(77,875)
NetSuite*	(600)	(59,304)
NVIDIA	(2,600)	(51,870)
Pandora Media*	(18,400)	(322,368)
Proofpoint*	(900)	(58,230)
QUALCOMM	(1,800)	(115,902)
SanDisk	(2,600)	(156,754)
Stratasys*	(4,600)	(141,358)
SunPower, Cl A*	(2,700)	(72,981)
Tableau Software, Cl A*	(100)	(10,474)
Total System Services	(400)	(18,488)
Trimble Navigation*	(700)	(16,170)
Twitter*	(8,600)	(266,686)
Zillow Group, Cl A*	(3,700)	(301,550)

		(2,865,888)

Materials — (0.9)%
Airgas	(300)	(30,606)
Axalta Coating Systems*	(2,100)	(66,801)
Ball	(200)	(13,568)
Dow Chemical	(1,100)	(51,766)
FMC	(4,200)	(203,868)
International Flavors & Fragrances	(400)	(46,236)
Monsanto	(600)	(61,134)
Owens-Illinois*	(3,800)	(81,130)
Southern Copper	(700)	(19,502)

		(574,611)

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JULY 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares/Contracts	Value

Telecommunication Services — (0.1)%
AT&T	(1,500)	$(52,110)
Frontier Communications	(7,400)	(34,928)
Sprint*	(6,000)	(20,220)

		(107,258)

Utilities — (0.7)%
Ameren	(1,800)	(73,944)
Calpine*	(10,000)	(183,000)
SCANA	(1,400)	(76,720)
TerraForm Power, Cl A	(2,100)	(63,336)
Westar Energy, Cl A	(1,800)	(67,770)

		(464,770)

TOTAL COMMON STOCK (Proceeds $13,964,877)		(13,465,887)

SECURITIES SOLD SHORT — (22.9)% (Proceeds $14,661,228)@		$(14,098,686)

WRITTEN OPTIONS — (0.1)%
Eurodollar Future Option, Expires 3/19/2016, Strike Price $98.88*	(13)	(3,575)
Euro-Bund Future Option, Expires 8/22/2015, Strike Price $152.00*	(37)	(5,689)
Euro-Bund Future Option, Expires 8/22/2015, Strike Price $153.00*	(51)	(15,123)
U.S. Bond Future Option, Expires 8/22/2015, Strike Price $151.00*	(52)	(13,812)
U.S. Bond Future Option, Expires 8/22/2015, Strike Price $152.00*	(64)	(26,000)

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JULY 31, 2015 (Unaudited)

WRITTEN OPTIONS — continued
	Contracts	Value

U.S. Bond Future Option, Expires 8/22/2015, Strike Price $153.00*	(26)	$(15,438)

TOTAL WRITTEN OPTIONS — (0.1)% (Proceeds $248,757)		$(79,637)

Percentages are based on Net Assets of $61,644,767.
*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of July 31, 2015.

ADR — American Depositary Receipt

CBOE — Chicago Board Options Exchange

Cl — Class

DJIA — Dow Jones Industrial Average

ETF — Exchange Traded Fund

EURIBOR — Euro Interbank Offered Rate

FTSE — Financial Times Stock Exchange

GBP — British Pound

LIBOR — London Interbank Offered Rate

LME — London Metal Exchange

MIB — Italian Stock Exchange

MSCI — Morgan Stanley Capital International

NASDAQ — National Association of Securities Dealers Automated Quotations

NYMEX — New York Mercantile Exchange

OAT — Obligations Assimilables du Tresor

OMX — Stockholm Stock Exchange

RBOB — Reformulated Blendstock for Oxygenate Blending

S&P — Standard & Poor’s

SGX — Singapore Exchange

SPI — Swiss Performance Index

TAIEX— Taiwan Stock Exchange

TSE — Tokyo Stock Exchange

UCITS — Undertaking for the Collective Investment of Transferable Securities

VIX — Volatility Index

WTI — West Texas Intermediate

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JULY 31, 2015 (Unaudited)

The open futures contracts held by the Fund at July 31, 2015, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation)
3-Month Euro EURIBOR	18	Dec-2016	$434
3-Month Euro EURIBOR	20	Jun-2016	1,581
3-Month Euro EURIBOR	20	Mar-2016	786
3-Month Euro EURIBOR	19	Sep-2016	1,907
90-Day Bank Bill	7	Jun-2016	376
90-Day Bank Bill	6	Mar-2016	43
90-Day Bank Bill	7	Sep-2016	263
90-Day Euro$	19	Dec-2016	3,550
90-Day Euro$	17	Jun-2016	3,141
90-Day Euro$	9	Mar-2017	3,818
90-Day Euro$	17	Sep-2016	3,204
90-Day GBP Libor	8	Jun-2016	(107)
90-Day GBP Libor	12	Mar-2016	(14)
90-Day Sterling	18	Dec-2016	2,684
90-Day Sterling	8	Sep-2016	(206)
Amsterdam Index	6	Aug-2015	(138)
Australian 10-Year Bond	38	Sep-2015	40,207
Australian 3-Year Bond	13	Sep-2015	(1,013)
Australian Currency	(30)	Sep-2015	24,090
Bank Acceptance	23	Dec-2016	2,457
Bank Acceptance	18	Sep-2016	8,160
Bovespa Index	(22)	Aug-2015	18,186
Brent Crude Penultimate	(4)	Aug-2015	15,553
British Currency	13	Sep-2015	2,619
British Currency	(29)	Sep-2015	(3,003)

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JULY 31, 2015 (Unaudited)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation)
CAC40 10 Euro	(2)	Aug-2015	$905
CAC40 10 Euro	1	Aug-2015	1,195
Canadian 10-Year Bond	38	Sep-2015	83,538
Canadian Bank Acceptance	19	Jun-2016	8,475
Canadian Bank Acceptance	21	Mar-2016	9,735
Canadian Currency	(30)	Sep-2015	51,724
CBOE VIX Future	(I5)	Sep-2015	(225)
Corn	(7)	Dec-2015	6,043
Corn	1	Sep-2015	(3,203)
Cotton No. 2	(1)	Dec-2015	(333)
Dax Index	3	Sep-2015	1,671
DJIA MINI	2	Sep-2015	(264)
Euro Currency	(9)	Sep-2015	7,996
Euro STOXX	51	Sep-2015	8,470
Euro-Bobl	10	Sep-2015	5,374
Euro-BTP	3	Sep-2015	4,078
Euro-Bund	(22)	Sep-2015	(17,824)
Euro-Bund	4	Sep-2015	1,263
Euro-Bund 10-Year Bond	17	Mar-2016	1,652
Euro-Oat	(2)	Sep-2015	(5,190)
FTSE 100 Index	8	Sep-2015	10,026
FTSE China A50	16	Aug-2015	(2,145)
FTSE/MIB	(2)	Sep-2015	(9,513)
FTSE/MIB	1	Sep-2015	602
Gold	(1)	Dec-2015	(12)
Hang Seng Index	3	Aug-2015	735
Hang Seng Index	(1)	Aug-2015	(468)
H-shares Index	(5)	Aug-2015	4,581
Japanese 10-Year Bond	(1)	Sep-2015	(9,635)
Japanese 10-Year Bond	4	Sep-2015	4,338
Japanese Currency	(10)	Sep-2015	4,532
Japanese Currency	25	Sep-2015	(12,913)
Lean Hogs	2	Oct-2015	(6)
Live Cattle	1	Nov-2015	(1,493)
LME Aluminum	(1)	Sep-2015	375
LME Copper	1	Sep-2015	(4,202)
LME Lead	(1)	Sep-2015	2,735
LME Zinc	(1)	Sep-2015	381
Long Gilt 10-Year Bond	(4)	Sep-2015	(13,019)
Low Sulfur Gasoline	(5)	Sep-2015	1,416
Mexican Peso	(29)	Sep-2015	11,651
MSCI Sing Index	1	Aug-2015	(1,024)
MSCI Taiwan Index	(1)	Aug-2015	(572)
NASDAQ 100 E-MINI	12	Sep-2015	8,982
Natural Gas	(1)	Oct-2015	468
Natural Gas	(1)	Sep-2015	1,748

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JULY 31, 2015 (Unaudited)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation)
Natural Gas	1	Sep-2015	$(1,042)
New Zealand Future	(8)	Sep-2015	13,885
Nikkei 225 Index	7	Sep-2015	10,106
NY Harbor	(3)	Sep-2015	10,044
NYMEX Cocoa	3	Sep-2015	(2,628)
NYMEX Coffee	(3)	Sep-2015	1,716
OMX Index	(6)	Aug-2015	(962)
RBOB Gasoline	1	Sep-2015	(4,022)
Russell 2000 Index E-MINI	5	Sep-2015	1,240
S&P 500 lndex EMINI	13	Sep-2015	4,325
S&P Mid 400 Index E-MINI	2	Sep-2015	(614)
S&P TSE 60 lndex	1	Sep-2015	(247)
SGX S&P CNX Nifty Index	(36)	Aug-2015	(10,766)
Silver	1	Sep-2015	(5,577)
Silver	(1)	Sep-2015	(227)
Soybean	6	Nov-2015	(15,217)
Soybean	(1)	Nov-2016	2,535
Soybean Meal	13	Dec-2015	5,712
Soybean Oil	(3)	Dec-2015	(9)
SPI 200 Index	4	Sep-2015	11,671
Sugar	(20)	Dec-2015	15,398
Swiss Franc	(6)	Sep-2015	5,035
TAIEX	7	Aug-2015	(12,304)
Topix Index	2	Sep-2015	2,168
U.S. 10-Year Treasury Note	37	Sep-2015	29,678
U.S. 2-Year Treasury Note	8	Oct-2015	3,254
U.S. 5-Year Treasury Note	34	Oct-2015	13,088
U.S. Long Treasury Bond	3	Sep-2015	3,964
U.S. Long Treasury Bond	(19)	Sep-2015	(50,591)
Wheat	(1)	Sep-2015	735
Wheat	(1)	Dec-2015	1,922
Wheat	4	Sep-2015	(12,874)
White Sugar	2	Nov-2015	(784)
WTI Crude	(3)	Sep-2015	14,593
Yen Nikkei	10	Sep-2015	2,221

			$326,652

For the period ended July 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

THE ADVISORS’ INNER CIRCLE FUND III	ROTHSCHILD LARCH LANE
ALTERNATIVES FUND
JULY 31, 2015 (Unaudited)

As of July 31, 2015, all of the Fund’s investments, securities sold short and other financial instruments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2015, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. As of July 31, 2015, the Fund did not hold any Level 3 securities.

† At July 31, 2015, the tax basis cost of the Fund’s investments was $58,152,130, and the unrealized appreciation and depreciation were $847,625 and $(1,207,664), respectively.

@ At July 31, 2015, the tax basis proceeds of the Fund’s securities sold short was $(14,661,228), and the unrealized appreciation and depreciation were $793,378 and $(230,836), respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statement.

RLL-QH-001-0200

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 28, 2015

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 28, 2015